INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAXES

	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
	£	£	£
Current tax
Corporation tax credit	651,971	1,088,729	1,720,000
Total current tax credit	651,971	1,088,729	1,720,000

Reconciliation of loss before tax to the tax credit for the year
Loss before tax	12,806,001	6,995,682	3,033,601

Loss on ordinary activities multiplied by the standard rate of tax of 25% (2023: 23.5%)	3,201,500	1,643,985	576,384

Adjustments in respect of prior years	-	45,136	154,422
Non-deductible expenses	(1,130,034)	(414,859)	(1,834,581)
Super deductions	-	-	13,178
Change in deferred tax asset	2,220,942	-	(186,879)
Change in valuation allowance	(1,817,638)	357,897	(671,566)
Foreign rate differential	-	(29,318)	-
Other	(75,288)	(233,096)	-
Additional allowance in respect of enhanced R&D relief	-	-	4,198,115
Surrender of tax losses for R&D tax credit refund	(876,305)	(1,082,905)	(2,109,111)
Adjustments relating to GAAP	(1,523,177)	(241,704)	14,460
R&D tax credits generated	651,971	1,043,593	1,565,578
Current tax credit	651,971	1,088,729	1,720,000

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

Significant components of the Company’s deferred tax assets as of December 31, 2024 and 2023 are summarized below.

	2024	2023
Deferred tax assets:
Net operating losses	£6,190,130	£4,357,668
Fixed asset	73,012	79,338
Other	9,448	17,946
Total deferred tax assets	6,272,590	4,454,952

Valuation allowance	(6,272,590)	(4,454,952)

Net deferred tax asset, net of valuation allowance	£-	£–

SCHEDULE OF DOMESTIC AND FOREIGN COMPONENTS OF LOSS BEFORE INCOME TAXES

The domestic and foreign components of loss before income taxes for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Domestic	£(11,923,810)	£(5,816,637)	£(2,265,019)
Foreign	(882,191)	(1,179,045)	(768,582)
Net loss, before tax	£(12,806,001)	£(6,995,682)	£(3,033,601)